Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2025	Jun. 05, 2025	May 22, 2025	Mar. 31, 2025	Aug. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Ordinary shares, shares authorized	50,000,000			50,000,000	50,000,000
Ordinary shares, shares issued	13,923,611			9,611,111
Ordinary shares, shares outstanding	13,923,611			9,611,111